Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Automotive Rentals, Inc. (the “Company”)
BofA Securities, Inc.
(together, the “Specified Parties”)

Re:	ARI Fleet Lease Trust 2026-B – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “ARIFL 2026-B Base Pool_2.28.26 Cutoff.xlsx” (the “Lease Data File”) provided by the Company on March 20, 2026, containing information on 16,292 automobile lease contracts (the “Leases”) as of February 28, 2026 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by ARI Fleet Lease Trust 2026-B; and, (ii) an electronic data file entitled “Dispositions Detail 2025.xlsx” (the “Disposition Data File”) provided by the Company on March 13, 2026, containing information related to dispositions of Leases by the Company during calendar year 2025. The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Lease Data File and Disposition Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months, and 0.01%, respectively.

•	The term “Lease File Documents” means the following information provided by the Company:

–	Motor Vehicle Lease Agreement
–	Certificate of Insurance Coverage
–	Certificate of Liability Insurance
–	Certificate of Self-Insurance

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

–	Company’s asset system - Vehicle Information Inquiry
–	Company’s GDT internal accounting system of record - Vehicle Master Inquiry, Billing History File Inquiry and Client Profile Account Summary

The Lease File Documents were represented by the Company to be either the original Lease File Documents, a copy of the original Lease File Documents, and/or electronic records contained within the Company’s asset system and GDT internal accounting system of record. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry provided by the Company.

•	The term “Rate History Schedule” means an electronic data file entitled “Rate Sheet.xlsx” provided by the Company on March 24, 2026, containing certain index rate history information.

•
The term “ME Securitized Value Support” means an electronic data file entitled “Output of ME_Securitized_ Value field from ABS Suite_2.28.26 Cutoff.xlsx” provided by the Company on March 24, 2026, containing information related to attribute ME_Securitized_Value for each Sample Lease (defined below).

•
The term “Monthly Amort Support” means electronic mail correspondence provided by the Company on April 10, 2026, containing information related to attribute MTHLY AMORT for Sample Leases #126 and #132.

•
The term “Additional Insured Schedule” mean an electronic data file entitled “Additional Insured Schedule _Titling Trust Owner Schedule_ARI 2026-B.xlsx” provided by the Company on April 13, 2026, containing a listing of (i) insured entities and (ii) abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit C.

•
The term “Titling Trust Owners Schedule” means an electronic data file entitled “Additional Insured Schedule _Titling Trust Owner Schedule_ARI 2026-B.xlsx” provided by the Company on April 13, 2026, containing a listing of titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” attached hereto as Exhibit D.

•
The term “Source Documents” means the Lease File Documents, Title Documents, Rate History Schedule, ME Securitized Value Support, Monthly Amort Support, Additional Insured Schedule, and Titling Trust Owners Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Source Documents/Instructions” column below.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform are as follows:

I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases from the Lease Data File (the “Sample Leases”) using a random sampling tool. A listing of the Sample Leases is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Leases we were instructed to randomly select from the Lease Data File.

2

B.
For each Sample Lease, we compared or recomputed the specified attributes in the Lease Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Lease Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
CLIENT CODE	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ME_Securitized_Value	ME Securitized Value Support
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
TITLE STATE
Title Documents

For Sample Leases for which the TITLE STATE value is not populated, observe (i) the existence of an Application for Title or (ii) “Title Location” or “Document LOC” in the Vehicle Information Inquiry stated “PENDING.”

CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT	Billing History File Inquiry, Monthly Amort Support For Sample Leases #126 and #132, use the information in the Monthly Amort Support.
BILLED RATE
Motor Vehicle Lease Agreement, Vehicle Master Inquiry, Rate History Schedule.

For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Vehicle Master Inquiry “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Vehicle Master Inquiry.

MAKE	Motor Vehicle Lease Agreement If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Vehicle Information Inquiry
ADMIN AMT	Motor Vehicle Lease Agreement, Billing History File Inquiry
OPEN/CLOSE	Vehicle Lease Agreement

We found such information to be in agreement without exception.

3

C.	We performed the following additional procedures for each Sample Lease:

1.	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or Vehicle Information Inquiry.

2.	We observed an internal approval date was populated in the “Last Review” field in the Client Profile Account Summary. We make no representation regarding the validity of such approval.

3.	We observed the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

4.
We observed the existence of a Certificate of Insurance Coverage, a Certificate of Liability Insurance, or Certificate of Self-Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

We found such information to be in agreement without exception and/or present.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions from the Disposition Data File (the “Sample Dispositions”) using a random sampling tool. A listing of the Sample Dispositions is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of dispositions that we were instructed to randomly select from the Disposition Data File.

B.
For each Sample Disposition, we compared or recomputed the specified attributes in the Disposition Data File listed below to the corresponding information including in the Source Documents, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Disposition Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Documents/Instructions
DELIVERY DATE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CLIENT NAME	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MAKE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
CAP COST	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
YEAR	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
SALE PROCEEDS	Motor Vehicle Lease Agreement, Vehicle Master Inquiry
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS in the Vehicle Master Inquiry.

We found such information to be in agreement without exception.

4

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Lease Data File, Disposition Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Leases being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/  KPMG LLP

Irvine, California
April 24, 2026

5

Exhibit A
The Sample Leases

Sample Lease Number	ICN	Sample Lease Number	ICN	Sample Lease Number	ICN
1	****9703	51	****0775	101	****2575
2	****6189	52	****5572	102	****5429
3	****3508	53	****8361	103	****7066
4	****0529	54	****0005	104	****3531
5	****5115	55	****5855	105	****4446
6	****0523	56	****2740	106	****5596
7	****9116	57	****8317	107	****0293
8	****9139	58	****6089	108	****1187
9	****6850	59	****3947	109	****6327
10	****2007	60	****8377	110	****5051
11	****0966	61	****4131	111	****2400
12	****0157	62	****3542	112	****7699
13	****5136	63	****5678	113	****7150
14	****2534	64	****7166	114	****3663
15	****3021	65	****8088	115	****9014
16	****1973	66	****9967	116	****8862
17	****2984	67	****0466	117	****7148
18	****3850	68	****2680	118	****7755
19	****3846	69	****5847	119	****5542
20	****7853	70	****4236	120	****6595
21	****9065	71	****0778	121	****7444
22	****3961	72	****6690	122	****3382
23	****2591	73	****4516	123	****0361
24	****1676	74	****9320	124	****0138
25	****7822	75	****2708	125	****3333
26	****3606	76	****1021	126	****7472
27	****3113	77	****8781	127	****6775
28	****8743	78	****5464	128	****3974
29	****0882	79	****8838	129	****0826
30	****4727	80	****7880	130	****1180
31	****6528	81	****4040	131	****5013
32	****0579	82	****8070	132	****5052
33	****2433	83	****2599	133	****9626
34	****9010	84	****5571	134	****2035
35	****8169	85	****0382	135	****7134
36	****5825	86	****3102	136	****4113
37	****9309	87	****7541	137	****5624
38	****9376	88	****4583	138	****9116
39	****9575	89	****0355	139	****2239
40	****7805	90	****6719	140	****5792
41	****8816	91	****0698	141	****9166
42	****1238	92	****1049	142	****9474
43	****6349	93	****0910	143	****0843
44	****7133	94	****0692	144	****6333
45	****2796	95	****2564	145	****5935
46	****6522	96	****8121	146	****0205
47	****3864	97	****8886	147	****3095
48	****5440	98	****2919	148	****6719
49	****6231	99	****7783	149	****2106
50	****8927	100	****0949	150	****1674

A-1

Exhibit B
The Sample Dispositions

Sample Disposition Number	ICN
1	****4584
2	****8575
3	****5201
4	****9917
5	****4310
6	****7225
7	****5838
8	****2872
9	****9534
10	****9900
11	****5234
12	****5455
13	****0499
14	****3350
15	***3554
16	****8261
17	****0471
18	****5101
19	****6437
20	****2150
21	****9505
22	****6986
23	****1254
24	***6099
25	****7157
26	****3173
27	****5306
28	****1711
29	****3758
30	****9068
31	****9151
32	****3402
33	****3166
34	****0731
35	****7816
36	****1122
37	****5261
38	****9412
39	****6465
40	****1410

B-1

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT
Automotive Rental, Inc. AND Ari Fleet LT
ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT

C-1

Exhibit C
Additional Insured Schedule (continued)

ARI,ARI Fleet LT & Automotive Rental, Inc.
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT
ARI, Automotive Rentals Inc, and ARI Fleet LT
Automotive Rentals & ARI Fleet, LT
Automotive Rental, Inc and ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT
ARI, Automotive Rentals, Inc., ARI Fleet LT
ARI, Automotive Rentals Inc., ARI Fleet LT
Holman Enterprises
Automotive Rentals, Inc. (ARI Fleet)
Automotive Rentals, Inc. and Holman and ARI Fleet LT
Automotive Rentals Inc. and ARI Fleet
Automotive Rentals and ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet
Automotive Resources International (ARI)
ARI, Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS, INC. AND ARI FLEET LT

C-2

Exhibit D
Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR
ARI Fleet LT %AmerisourceBergen Corp
ARI Fleet LT (Lessor)
ARI Fleet LT A Business Trust
ARI Fleet LT C/O PAR Electrical Contractors
ARI FLEET LT INC
ARI Fleet LT Lessor
ARI Fleet LT LSR
ARI FLEET LT LSR ALLIED UNIVERSAL
ARI FLEET LT LSR ROAD FITTERS LSE
ARI Fleet LT Ltd
LSR ARI FLEET LT
ARI FLEET LT C/O NCR CORPORATION
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS LLC
ARI FLEET LT LESSOR WOOD GROUP USA INC
ARI FLEET LT LSR TRANE TECHNOLOGY COMPANY LLC LSE
ARI FLEET LT % INSITUFORM TECHNOLOGIES LLC
ARI FLEET LSR
ARI FLEET LT % PAR ELECTRICAL CONTRACTORS
ARI FLEET LT LESSOR AMERIPRIDE SERVICES
ARI FLEET LT % ARAMARK SERVICES INC
ARI FLEET CT %WILLIAMS STRATEGIC SOURCING CO LLC
ARI FLEET LT LESSOR PUBLIC SERVICE
ARI FLEET LT LESSOR TARGA MIDSTREAM
ARI FLEET LT A BUSINESS
ARI FLEET LT (LSR)
ARI FLEET LT CARE OF COMPASS HEALTH
ARI FLEET LESSOR
ARI FLEET LT % LIGHT & WONDER INC
ARI FLEET
ARI FLEET INC
ARI FLEET LT INC.
ARI FLEET LT LSR LSR
ARI FLEET LT-LSP

D-1